Supplemental Financial Information (Schedule Of Accrued Liabilities And Other) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Supplemental Financial Information [Abstract]
Personnel costs	$ 58.0	$ 48.6
Deferred revenue	48.1	89.0
Taxes	22.1	97.3
Wreckage and debris removal	21.0	50.3
Other	19.1	23.4
Accrued liabilities	$ 168.3	$ 308.6